Deposits on Mining Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deposits On Mining Equipment
Deposits on Mining Equipment

Note 4. Deposits on Mining Equipment

Deposits on mining equipment, consisted of the following:

	Cryptocurrency Miners	Mobile Data Centers	Total
Balance December 31, 2021	$7,089,000	$524,230	$7,613,230
Deposits on equipment during the period	1,602,300	530,430	2,132,730
Equipment delivered during the period	(4,722,300)	(349,980)	(5,072,280)
Balance December 31, 2022	$3,969,000	$704,680	$4,673,680
Deposits on equipment during the period	47,600	—	47,600
Equipment delivered during the period	—	—	—
Balance March 31, 2023	$4,016,600	$704,680	$4,721,280

All of our miners were manufactured by Bitmain, and incorporate application-specific integrated circuit (ASIC) chips specialized to solve blocks on the Bitcoin blockchains using the 256-bit secure hashing algorithm (SHA-256) in return for Bitcoin cryptocurrency rewards. As of March 31, 2023, we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity.

On December 17, 2021 the Company entered into a Non-Fixed Price Sales and Purchase Agreement (the “Bitmain Agreement”) with Bitmain Technologies Limited (“Bitmain”) for 600 Bitmain S19XP miners with a reference price of approximately $11,250 per miner. The miners have a total of 84 Ph/s of hashing capacity and an initial estimated purchase commitment of $6,762,000 (the “total reference price”), subject to price adjustments and related offsets, including potential adjustments related to the market price of miners. The final adjusted price under the contract was $4,016,600 as of March 31, 2023, and the Company has made payments of $4,016,600 (classified as deposits on mining equipment) to Bitmain pursuant to the Bitmain Agreement as of such date.

As of March 31, 2023, none of the 600 miners purchased from Bitmain have been delivered to the Company, and will remain undelivered until all fees are paid to ship the miners from the Bitmain facility to the Company.

Note 4. Deposits on Mining Equipment

Deposits on mining equipment, consisted of the following:

	Cryptocurrency Miners	Mobile Data Centers	Total
Balance December 31, 2020	$—	$—	$—
Deposits on equipment during the period	7,089,000	524,230	7,613,230
Equipment delivered during the period	—	—	—
Balance December 31, 2021	$7,089,000	$524,230	$7,613,230
Deposits on equipment during the period	1,602,300	530,430	2,132,730
Equipment delivered during the period	(4,722,300)	(349,980)	(5,072,280)
Balance December 31, 2022	$3,969,000	$704,680	$4,673,680

All of our miners were manufactured by Bitmain, and incorporate application-specific integrated circuit (“ASIC”) chips specialized to solve blocks on the Bitcoin blockchains using the 256-bit secure hashing algorithm (“SHA-256”) in return for Bitcoin cryptocurrency rewards. As of December 31, 2022, we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity, none of which were in service.

On December 17, 2021 the Company entered into a Non-Fixed Price Sales and Purchase Agreement (the “Bitmain Agreement”) with Bitmain Technologies Limited (“Bitmain”) for 600 Bitmain S19XP miners with a reference price of approximately $11,250 per miner. The miners have a total of 84 Ph/s of hashing capacity and an initial estimated purchase commitment of $6,762,000 (the “total reference price”), subject to price adjustments and related offsets, including potential adjustments related to the market price of miners. As of December 31, 2022, the Company has made payments of $3,969,000 (classified as deposits on mining equipment) to Bitmain pursuant to the Bitmain Agreement, and the remaining amount due under the Bitmain Agreement is $47,600 and presented in the table below:

	Market Price per Miner	Total Amount
July 2022 batch (100 miners)	$7,756	$775,600
August 2022 batch (100 miners)	7,140	714,000
September 2022 batch (100 miners)	7,140	714,000
October 2022 batch (100 miners)	6,510	651,000
November 2022 batch (100 miners)	5,810	581,000
December 2022 batch (100 miners)	5,810	581,000
Estimated total amount due		4,016,600
Less: Payments made		3,969,000
Remaining amount due		$47,600

As of December 31, 2022, all 600 miners purchased from Bitmain have not been delivered to the Company, and will remain undelivered until all fees are paid to ship the miners from the Bitmain facility to the Company.